Cost Reduction Programs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Disposition Plant Severance [Member]
Cost Reduction Initiatives [Abstract]
Beginning Balance	$ 29,000
Incurred	29,000
Settled	0
Adjustments	0
Remaining Balance	29,000
Disposition Plant Severance [Member] | Vertically Integrated Utilities [Member]
Cost Reduction Initiatives [Abstract]
Current Period Severance Costs Percentage	68.00%
Disposition Plant Severance [Member] | Generation and Marketing [Member]
Cost Reduction Initiatives [Abstract]
Current Period Severance Costs Percentage	32.00%
Sustainable Cost Reductions [Member]
Cost Reduction Initiatives [Abstract]
Severance Costs			7,000	47,000
Appalachian Power Co [Member] | Disposition Plant Severance [Member]
Cost Reduction Initiatives [Abstract]
Beginning Balance	9,304
Expense Allocation from AEPSC	292
Incurred	6,820
Settled	(2,192)	[1]
Adjustments	0
Remaining Balance	9,304
Appalachian Power Co [Member] | Sustainable Cost Reductions [Member]
Cost Reduction Initiatives [Abstract]
Severance Costs			275	8,472
Indiana Michigan Power Co [Member] | Disposition Plant Severance [Member]
Cost Reduction Initiatives [Abstract]
Beginning Balance	8,023
Expense Allocation from AEPSC	162
Incurred	8,023
Settled	162
Adjustments	0
Remaining Balance	8,023
Indiana Michigan Power Co [Member] | Sustainable Cost Reductions [Member]
Cost Reduction Initiatives [Abstract]
Severance Costs			355	5,678
Ohio Power Co [Member] | Disposition Plant Severance [Member]
Cost Reduction Initiatives [Abstract]
Beginning Balance	0
Expense Allocation from AEPSC	80
Incurred	0
Settled	80
Adjustments	0
Remaining Balance	0
Ohio Power Co [Member] | Sustainable Cost Reductions [Member]
Cost Reduction Initiatives [Abstract]
Severance Costs			5,831	13,498
Public Service Co Of Oklahoma [Member] | Disposition Plant Severance [Member]
Cost Reduction Initiatives [Abstract]
Beginning Balance	134
Expense Allocation from AEPSC	154
Incurred	134
Settled	154
Adjustments	0
Remaining Balance	134
Public Service Co Of Oklahoma [Member] | Sustainable Cost Reductions [Member]
Cost Reduction Initiatives [Abstract]
Severance Costs			(147)	3,675
Southwestern Electric Power Co [Member] | Disposition Plant Severance [Member]
Cost Reduction Initiatives [Abstract]
Beginning Balance	84
Expense Allocation from AEPSC	205
Incurred	84
Settled	205
Adjustments	0
Remaining Balance	84
Southwestern Electric Power Co [Member] | Sustainable Cost Reductions [Member]
Cost Reduction Initiatives [Abstract]
Severance Costs			$ 1,017	$ 5,709

[1]	Settled includes amounts received from affiliates for expenses related to joint plant.